Income Taxes - Summary of Components of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 151,987	$ 38,878	$ (4,152)
Foreign	(370)	(48)	5,098
Income before income taxes	$ 151,617	$ 38,830	$ 946